Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations Disclosure [Abstract]
Schedule of fair values of the identifiable assets and liabilities	The fair values of the identifiable assets and liabilities of Beijing Successor Educational Equipment Co., Ltd acquired as at the date of acquisition were as follows:
Fair value recognised on acquisition
RMB’000
Cash and cash equivalents	315
Property, plant and equipment (Note 12)	8
Trade receivables	257
Prepayments, other receivables and other assets	461
Inventories	194
Trade payables	(2)
Contract liabilities	(590)
Other payables and accruals	(407)
Total identifiable net assets at fair value	236
Goodwill arising on acquisition	764
Purchase consideration	1,000
Satisfied by:
Cash and cash equivalents	1,000
Analysis of cash flows on acquisition:
Net cash inflows and cash acquired (including in net cash flows used in investing activities)	315
Fair value recognised on acquisition
RMB’000
Cash and cash equivalents	1,073
Property, plant and equipment (Note 12)	769
Right-of-use assets (Note 24)	2,988
Trade receivables	9,671
Prepayments, other receivables and other assets	12,151
Inventories	2
Identifiable intangible assets (Note 13)	26,000
Deferred tax assets	537
Deferred tax liabilities	(1,472)
Trade payables	(188)
Due to related parties	(1,261)
Lease liabilities	(2,988)
Other payables and accruals	(507)
Total identifiable net assets at fair value	46,775
Goodwill arising on acquisition	237,225
Purchase consideration	284,000
Satisfied by:
Issuance of ordinary shares	284,000
Analysis of cash flows on acquisition:
Net cash inflows and cash acquired (including in net cash flows used in investing activities)	1,073